Selected Balance Sheet Detail (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Selected Balance Sheet Detail.
Schedule of Property and Equipment

Property and equipment consisted of the following (in thousands):

	March 31,	December 31,
	2022	2021
Laboratory equipment	$584	$584
Computer hardware and software	100	82
	684	666
Accumulated depreciation and amortization	(565)	(549)
Property and equipment, net	$119	$117

Property and equipment consisted of the following at December 31, 2021 and 2020 (in thousands):

	2021	2020
Laboratory equipment	$584	$584
Computer hardware and software	82	69
	666	653
Accumulated depreciation and amortization	(549)	(479)
Property and equipment, net	$117	$174

Contract liabilities which are included in accrued expenses consisted of the following (in thousands):

Contract liabilities which are included in accrued expenses consisted of the following (in thousands):

Beginning balance as of December 31, 2021	$335
Consideration received in advance of revenue recognition	—
Revenue recognized	—
Ending balance as of March 31, 2022	$335

A summary of activity of our warranty liabilities, which are included in accrued expenses, for the period ended March 31, 2022 is presented below

A summary of activity of our warranty liabilities, which are included in accrued expenses, for the period ended March 31, 2022 is presented below:

Beginning balance as of December 31, 2021	$50
Additions	—
Settlements	—
Adjustments and other	—
Ending balance as of March 31, 2022	$50

A summary of activity of our warranty liabilities, which are included in accrued expenses in the accompanying consolidated balance sheets, for the years ended December 31, 2021 and 2020 is presented below (in thousands):

	2021	2020
Balance, beginning of year	$200	$1,575
Additions	—	—
Settlements	—	(875)
Adjustments and other	(150)	(500)
Total	$50	$200

Schedule of right of use assets and operating lease liabilties

		March 31,	December 31,
Assets	Classification	2022	2021
Non-current assets	Right-of-use assets	$184	$228
Liabilities
Current	Current operating lease liabilities	$199	$185
Long term	Long term operating lease liabilities	$—	$52

The components of lease expense for the three months ended March 31, 2022 and 2021 were as follows (unaudited):

The components of lease expense for the three months ended March 31, 2022 and 2021 were as follows (unaudited):

	For the three	For the three
	months ended	months ended
	March 31,	March 31,
	2022	2021
Lease expense:
Operating lease expense	$49	$22
Short-term lease expense	—	—
Total lease expense	$49	$22

The Company evaluated the lease amendment under the provisions of ASC 842. Information related to the Company’s right-of-use assets and related lease liabilities are as followings (in thousands, except for remaining lease term and discount rate):

Year ending December 31:
2022	$201
2023	52
Total lease payments	253
Less imputed interest	(16)
Total lease liabilities	$237
Other supplemental information:
Current operating lease liabilities	$185
Long term operating lease liabilities	52
Total lease liabilities	$237
Discount rate	10%

	For the year ended	For the year ended
	December 31,	December 31,
	2021	2020
Cash paid for operating lease liabilities	170	303